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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21853

NORTHERN LIGHTS VARIABLE TRUST

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2019 - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2013 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - 7TWELVE BALANCED PORTFOLIO							Item 1, Exhibit 1
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2019 through June 30, 2020

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
JPMorgan Diversified Return Emerging Markets Equity ETF	JPEM	46641Q308	08/22/19 Consent Soliciation	Approve new management agreement, implement unitary fee structure.	MGMT	Mirror Voted*	Mirror Voted*	FOR
FIDELITY INTERNATIONAL INDEX FUND	FSPSX	315911727	6/9/2020	1) DIRECTOR, 2) For certain funds, to convert a fundamental investment policy to a non-fundamental investment policy, 3) For certain funds, a shareholder proposal requesting that the Board of Trustees institute procedures to avoid holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity.	MGMT	Mirror Voted	Mirror Voted	FOR
FIDELITY MSCI MATERIALS FUND	FMAT	316092881	6/9/2020	DIRECTOR	MGMT	Mirror Voted	Mirror Voted	FOR

Registrant: NORTHERN LIGHTS VARIABLE TRUST - BTS TACTICAL FIXED INCOME VIT FUND									Item 1, Exhibit 2
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Goldman Sachs Trust	FGTXX	38141W273	1/23/2020	Elect Trustees	Issuer	Y	Mirror	Mirror

Registrant: NORTHERN LIGHTS VARIABLE TRUST - PROBABILITIES VIT FUND										Item 1, Exhibit 6
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	GOLDMAN SACHS TRUST	FGTXX	38141W273	1/23/2020	1.1	Elect Director Dwight L. Bush	MGMT	Y	FOR	FOR
2					1.2	Elect Director Kathryn A. Cassidy	MGMT	Y	FOR	FOR
3					1.3	Elect Director Joaquin Delgado	MGMT	Y	FOR	FOR
4					1.4	Elect Director Gregory G. Weaver	MGMT	Y	FOR	FOR

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS AGGRESSIVE GROWTH ETF PORTFOLIO									Item 1, Exhibit 7
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR RONN R. BAGGE	MGMT	Y	FOR (7155); AGAINST (0); ABSTAIN (35)	FOR
2	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR TODD J. BARRE	MGMT	Y	FOR (7151); AGAINST (0); ABSTAIN (39)	FOR
3	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR KEVIN M. CARORNE	MGMT	Y	FOR (7157); AGAINST (0); ABSTAIN (33)	FOR
4	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR E.P. GIAMBASTIANI JR.	MGMT	Y	FOR (7146); AGAINST (0); ABSTAIN (44)	FOR
5	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR VICTORIA J. HERGET	MGMT	Y	FOR (7152); AGAINST (0); ABSTAIN (38)	FOR
6	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR MARC M. KOLE	MGMT	Y	FOR (7136); AGAINST (0); ABSTAIN (54)	FOR
7	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR YUNG BONG LIM	MGMT	Y	FOR (7154); AGAINST (0); ABSTAIN (36)	FOR
8	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR JOANNE PACE	MGMT	Y	FOR (7138); AGAINST (0); ABSTAIN (52)	FOR
9	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR GARY R. WICKER	MGMT	Y	FOR (7145); AGAINST (0); ABSTAIN (45)	FOR
10	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR DONALD H. WILSON	MGMT	Y	FOR (7137); AGAINST (0); ABSTAIN (53)	FOR
11

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS BALANCED ETF PORTFOLIO									Item 1, Exhibit 8
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR RONN R. BAGGE	MGMT	Y	FOR (8388); AGAINST (0); ABSTAIN (41)	FOR
2	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR TODD J. BARRE	MGMT	Y	FOR (8383); AGAINST (0); ABSTAIN (46)	FOR
3	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR KEVIN M. CARORNE	MGMT	Y	FOR (8390); AGAINST (0); ABSTAIN (39)	FOR
4	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR E.P. GIAMBASTIANI JR.	MGMT	Y	FOR (8378); AGAINST (0); ABSTAIN (51)	FOR
5	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR VICTORIA J. HERGET	MGMT	Y	FOR (8385); AGAINST (0); ABSTAIN (44)	FOR
6	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR MARC M. KOLE	MGMT	Y	FOR (8366); AGAINST (0); ABSTAIN (63)	FOR
7	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR YUNG BONG LIM	MGMT	Y	FOR (8387); AGAINST (0); ABSTAIN (42)	FOR
8	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR JOANNE PACE	MGMT	Y	FOR (8368); AGAINST (0); ABSTAIN (61)	FOR
9	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR GARY R. WICKER	MGMT	Y	FOR (8376); AGAINST (0); ABSTAIN (53)	FOR
10	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR DONALD H. WILSON	MGMT	Y	FOR (8367); AGAINST (0); ABSTAIN (62)	FOR
11

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS CONSERVATIVE ETF PORTFOLIO									Item 1, Exhibit 9
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3	There were no proxy votes to report during the Reporting Period.
4

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS GROWTH ETF PORTFOLIO									Item 1, Exhibit 10
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR RONN R. BAGGE	MGMT	Y	FOR (11614); AGAINST (0); ABSTAIN (56)	FOR
2	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR TODD J. BARRE	MGMT	Y	FOR (11607); AGAINST (0); ABSTAIN (63)	FOR
3	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR KEVIN M. CARORNE	MGMT	Y	FOR (11616); AGAINST (0); ABSTAIN (54)	FOR
4	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR E.P. GIAMBASTIANI JR.	MGMT	Y	FOR (11599); AGAINST (0); ABSTAIN (71)	FOR
5	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR VICTORIA J. HERGET	MGMT	Y	FOR (11609); AGAINST (0); ABSTAIN (61)	FOR
6	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR MARC M. KOLE	MGMT	Y	FOR (11583); AGAINST (0); ABSTAIN (87)	FOR
7	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR YUNG BONG LIM	MGMT	Y	FOR (11612); AGAINST (0); ABSTAIN (58)	FOR
8	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR JOANNE PACE	MGMT	Y	FOR (11585); AGAINST (0); ABSTAIN (85)	FOR
9	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR GARY R. WICKER	MGMT	Y	FOR (11597); AGAINST (0); ABSTAIN (73)	FOR
10	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR DONALD H. WILSON	MGMT	Y	FOR (11584); AGAINST (0); ABSTAIN (86)	FOR
11

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK BALANCED ETF PORTFOLIO									Item 1, Exhibit 11
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR RONN R. BAGGE	MGMT	Y	FOR (182138); AGAINST (0); ABSTAIN (885)	FOR
2	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR TODD J. BARRE	MGMT	Y	FOR (182028); AGAINST (0); ABSTAIN (995)	FOR
3	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR KEVIN M. CARORNE	MGMT	Y	FOR (182174); AGAINST (0); ABSTAIN (849)	FOR
4	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR E.P. GIAMBASTIANI JR.	MGMT	Y	FOR (181914); AGAINST (0); ABSTAIN (1109)	FOR
5	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR VICTORIA J. HERGET	MGMT	Y	FOR (182065); AGAINST (0); ABSTAIN (958)	FOR
6	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR MARC M. KOLE	MGMT	Y	FOR (181658); AGAINST (0); ABSTAIN (1365)	FOR
7	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR YUNG BONG LIM	MGMT	Y	FOR (182116); AGAINST (0); ABSTAIN (907)	FOR
8	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR JOANNE PACE	MGMT	Y	FOR (181697); AGAINST (0); ABSTAIN (1326)	FOR
9	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR GARY R. WICKER	MGMT	Y	FOR (181883); AGAINST (0); ABSTAIN (1140)	FOR
10	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR DONALD H. WILSON	MGMT	Y	FOR (181680); AGAINST (0); ABSTAIN (1343)	FOR
11

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK FLEX ETF PORTFOLIO									Item 1, Exhibit 12
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR RONN R. BAGGE	MGMT	Y	FOR (49870); AGAINST (0); ABSTAIN (242)	FOR
2	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR TODD J. BARRE	MGMT	Y	FOR (49840); AGAINST (0); ABSTAIN (272)	FOR
3	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR KEVIN M. CARORNE	MGMT	Y	FOR (49880); AGAINST (0); ABSTAIN (232)	FOR
4	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR E.P. GIAMBASTIANI JR.	MGMT	Y	FOR (49808); AGAINST (0); ABSTAIN (304)	FOR
5	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR VICTORIA J. HERGET	MGMT	Y	FOR (49850); AGAINST (0); ABSTAIN (262)	FOR
6	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR MARC M. KOLE	MGMT	Y	FOR (49738); AGAINST (0); ABSTAIN (374)	FOR
7	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR YUNG BONG LIM	MGMT	Y	FOR (49864); AGAINST (0); ABSTAIN (248)	FOR
8	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR JOANNE PACE	MGMT	Y	FOR (49749); AGAINST (0); ABSTAIN (363)	FOR
9	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR GARY R. WICKER	MGMT	Y	FOR (49800); AGAINST (0); ABSTAIN (312)	FOR
10	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR DONALD H. WILSON	MGMT	Y	FOR (49744); AGAINST (0); ABSTAIN (368)	FOR
11

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK GROWTH ETF PORTFOLIO									Item 1, Exhibit 13
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR RONN R. BAGGE	MGMT	Y	FOR (295865); AGAINST (0); ABSTAIN (1438)	FOR
2	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR TODD J. BARRE	MGMT	Y	FOR (295688); AGAINST (0); ABSTAIN (1615)	FOR
3	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR KEVIN M. CARORNE	MGMT	Y	FOR (295924); AGAINST (0); ABSTAIN (1379)	FOR
4	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR E.P. GIAMBASTIANI JR.	MGMT	Y	FOR (295501); AGAINST (0); ABSTAIN (1802)	FOR
5	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR VICTORIA J. HERGET	MGMT	Y	FOR (295747); AGAINST (0); ABSTAIN (1556)	FOR
6	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR MARC M. KOLE	MGMT	Y	FOR (295086); AGAINST (0); ABSTAIN (2217)	FOR
7	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR YUNG BONG LIM	MGMT	Y	FOR (295830); AGAINST (0); ABSTAIN (1473)	FOR
8	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR JOANNE PACE	MGMT	Y	FOR (295148); AGAINST (0); ABSTAIN (2155)	FOR
9	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR GARY R. WICKER	MGMT	Y	FOR (295451); AGAINST (0); ABSTAIN (1852)	FOR
10	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR DONALD H. WILSON	MGMT	Y	FOR (295122); AGAINST (0); ABSTAIN (2181)	FOR
11

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO									Item 1, Exhibit 14
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR RONN R. BAGGE	MGMT	Y	FOR (302341); AGAINST (0); ABSTAIN (1469)	FOR
2	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR TODD J. BARRE	MGMT	Y	FOR (302159); AGAINST (0); ABSTAIN (1651)	FOR
3	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR KEVIN M. CARORNE	MGMT	Y	FOR (302401); AGAINST (0); ABSTAIN (1409)	FOR
4	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR E.P. GIAMBASTIANI JR.	MGMT	Y	FOR (301968); AGAINST (0); ABSTAIN (1842)	FOR
5	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR VICTORIA J. HERGET	MGMT	Y	FOR (302220); AGAINST (0); ABSTAIN (1590)	FOR
6	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR MARC M. KOLE	MGMT	Y	FOR (301545); AGAINST (0); ABSTAIN (2265)	FOR
7	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR YUNG BONG LIM	MGMT	Y	FOR (302304); AGAINST (0); ABSTAIN (1506)	FOR
8	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR JOANNE PACE	MGMT	Y	FOR (301608); AGAINST (0); ABSTAIN (2202)	FOR
9	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR GARY R. WICKER	MGMT	Y	FOR (301917); AGAINST (0); ABSTAIN (1893)	FOR
10	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR DONALD H. WILSON	MGMT	Y	FOR (301581); AGAINST (0); ABSTAIN (2229)	FOR
11

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MODERATE GROWTH ETF PORTFOLIO									Item 1, Exhibit 15
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR RONN R. BAGGE	MGMT	Y	FOR (12336); AGAINST (0); ABSTAIN (60)	FOR
2	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR TODD J. BARRE	MGMT	Y	FOR (12329); AGAINST (0); ABSTAIN (67)	FOR
3	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR KEVIN M. CARORNE	MGMT	Y	FOR (12339); AGAINST (0); ABSTAIN (57)	FOR
4	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR E.P. GIAMBASTIANI JR.	MGMT	Y	FOR (12321); AGAINST (0); ABSTAIN (75)	FOR
5	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR VICTORIA J. HERGET	MGMT	Y	FOR (12331); AGAINST (0); ABSTAIN (65)	FOR
6	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR MARC M. KOLE	MGMT	Y	FOR (12304); AGAINST (0); ABSTAIN (92)	FOR
7	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR YUNG BONG LIM	MGMT	Y	FOR (12335); AGAINST (0); ABSTAIN (61)	FOR
8	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR JOANNE PACE	MGMT	Y	FOR (12306); AGAINST (0); ABSTAIN (90)	FOR
9	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR GARY R. WICKER	MGMT	Y	FOR (12319); AGAINST (0); ABSTAIN (77)	FOR
10	INVESCO	CUT	46138E545	SPECIAL, 08/19/2019	DIRECTOR DONALD H. WILSON	MGMT	Y	FOR (12305); AGAINST (0); ABSTAIN (91)	FOR
11

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NORTHERN LIGHTS VARIABLE TRUST

By (Signature and Title)* /s/ Kevin Wolf

                                             Kevin Wolf, President

Date: August 13, 2020

* Print the name and title of each signing officer under his or her signature.